UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    February 9, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	53

Form 13F Information Table Value Total:   	$134,106



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     3754    87810 SH       SOLE                    87810
Allstate Corp                  COM              020002101     4533    87640 SH       SOLE                    87640
Alltel Corp                    COM              020039103     3318    56470 SH       SOLE                    56470
AmerisourceBergen Corp         COM              03073E105     2489    42425 SH       SOLE                    42425
BP Amoco PLC Spons ADR F       COM              055622104      291     4980 SH       SOLE                     4980
Bank Of America Corporation    COM              060505104     3737    79534 SH       SOLE                    79534
Bristol-Myers Squibb           COM              110122108     2497    97481 SH       SOLE                    97481
Burlington Resources           COM              122014103     3010    69193 SH       SOLE                    69193
ChevronTexaco                  COM              166764100     2703    51472 SH       SOLE                    51472
Dell Inc                       COM              24702R101     2285    54218 SH       SOLE                    54218
Earth Search Sciences Inc.     COM              270313109        0    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102     1293    25219 SH       SOLE                    25219
Flaherty & Crumrine Pfd Inc Op COM              33848E106      428    31710 SH       SOLE                    31710
Fortune Brands                 COM              349631101     2508    32499 SH       SOLE                    32499
General Electric               COM              369604103      604    16540 SH       SOLE                    16540
Health Care Select Spdr        COM              81369Y209     7314   242270 SH       SOLE                   242270
Honeywell Inc                  COM              438516106     2372    66975 SH       SOLE                    66975
Hubbell Inc Cl B               COM              443510201     2987    57116 SH       SOLE                    57116
Inco Ltd                       COM              453258402     3005    81700 SH       SOLE                    81700
Intel Corp                     COM              458140100     1346    57540 SH       SOLE                    57540
Ivax Corp                      COM              465823102     3183   201201 SH       SOLE                   201201
JP Morgan Chase & Co           COM              46625H100     3595    92158 SH       SOLE                    92158
Johnson & Johnson              COM              478160104      263     4140 SH       SOLE                     4140
Kerr-Mcgee Corp                COM              492386107     4405    76232 SH       SOLE                    76232
Kimberly Clark                 COM              494368103     3076    46745 SH       SOLE                    46745
Kroger                         COM              501044101     2643   150665 SH       SOLE                   150665
Laboratory Corp                COM              50540R409     3012    60461 SH       SOLE                    60461
Liberty Media Corp             COM              530718105     4587   417715 SH       SOLE                   417715
MB Financial Inc               COM              55264U108      452    10712 SH       SOLE                    10712
Medimmune Inc                  COM              584699102     1648    60800 SH       SOLE                    60800
Millennium Cell Inc            COM              60038b105       19    15000 SH       SOLE                    15000
Morgan Stanley Dean Witter Dis COM              617446448      423     7625 SH       SOLE                     7625
National Semiconductor Corp    COM              637640103     3268   182064 SH       SOLE                   182064
News Corp Cl B                 COM              65248E203     4918   256135 SH       SOLE                   256135
Northrop Corp                  COM              666807102     2908    53490 SH       SOLE                    53490
Novartis AG Sponsored ADR      COM              66987V109     4262    84325 SH       SOLE                    84325
Nuveen Quality Preferred Incom COM              67072C105      929    64500 SH       SOLE                    64500
Praxair Inc                    COM              74005P104     4109    93075 SH       SOLE                    93075
Schering-Plough                COM              806605101     2324   111311 SH       SOLE                   111311
Servicemaster Company          COM              81760N109     1722   124850 SH       SOLE                   124850
Sony Corp                      COM              835699307     2985    76625 SH       SOLE                    76625
Synthetic Blood International  COM              87162q103        7    30200 SH       SOLE                    30200
Tech and Telecom Spdr          COM              81369Y803     3968   187975 SH       SOLE                   187975
Texas Instruments              COM              882508104     1687    68520 SH       SOLE                    68520
Time Warner Inc                COM              887317105     3992   205259 SH       SOLE                   205259
Unisys Corp                    COM              909214108     3103   304844 SH       SOLE                   304844
Utility Sector Spdr            COM              81369Y886     5227   187690 SH       SOLE                   187690
Viacom Inc Cl B                COM              925524308     3600    98925 SH       SOLE                    98925
Wal-Mart                       COM              931142103     2847    53903 SH       SOLE                    53903
Walgreen Co                    COM              931422109      206     5360 SH       SOLE                     5360
Walt Disney Co                 COM              254687106     2365    85085 SH       SOLE                    85085
Washington Mutual Inc          COM              939322103     1674    39582 SH       SOLE                    39582
Wrigley (Wm) Jr Co             COM              982526105      225     3254 SH       SOLE                     3254